Expenses by Nature - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Cost of Revenue [Abstract]
Cost of revenue (Note 3 (i))	$ 5,454,850	$ 2,771,953
Payroll and employee benefits (Note 3 (ii))	1,076,873	1,649,661
Depreciation and amortization	3,007	1,744
Professional services fee	990,312	752,328
Provision (reverse) for credit loss	19,580,249
Office and other expenses	44,240	83,840
Total cost of revenue, administrative expenses and selling expenses	$ 27,149,531	$ 5,259,526